Debt (India Line of Credit) (Details) - YES BANK [Member] - India line of credit [Member]	Dec. 31, 2016 USD ($)
Debt Instrument [Line Items]
Unsecured credit facility	$ 1,500,000
Notes, interest rate (percent)	11.60%
Shareholder [Member]
Debt Instrument [Line Items]
Long term debt, face value	$ 2,000,000